Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2024
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2024
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM S&P 500 Max Buffer ETF - February | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFB
PGIM S&P 500 Max Buffer ETF - December | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDE
PGIM Nasdaq-100 Buffer 12 ETF - January | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQJA
PGIM Nasdaq-100 Buffer 12 ETF - July | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQJL
PGIM S&P 500 Max Buffer ETF - May | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMMY
PGIM S&P 500 Max Buffer ETF - January | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJA
PGIM Laddered Nasdaq-100 Buffer 12 ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBQQ
PGIM Nasdaq-100 Buffer 12 ETF - October | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQOC
PGIM S&P 500 Max Buffer ETF - November | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNV
PGIM S&P 500 Max Buffer ETF - June | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJN
PGIM S&P 500 Max Buffer ETF - October | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMOC
PGIM S&P 500 Max Buffer ETF - July | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJL
PGIM S&P 500 Max Buffer ETF - April | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAP
PGIM Nasdaq-100 Buffer 12 ETF - April | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQAP
PGIM S&P 500 Max Buffer ETF - September | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSE
PGIM S&P 500 Max Buffer ETF - August | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAU
PGIM S&P 500 Max Buffer ETF - March | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMMR